Item 1. Schedule of Investments


 T. Rowe Price Capital Opportunity Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.1%
 CONSUMER DISCRETIONARY  11.0%
 Auto Components  0.1%
 Lear                                                  800           44

 TRW *                                                 4,100         77

                                                                     121

 Automobiles  0.6%
 GM                                                    9,600         408

 Harley-Davidson                                       900           53

                                                                     461

 Hotels, Restaurants & Leisure  2.0%
 Carnival                                              6,200         293

 Fairmont Hotels                                       1,400         38

 International Game Technology                         6,800         245

 Marriott, Class A                                     2,200         114

 McDonald's                                            7,400         207

 Panera Bread, Class A *                               4,700         177

 Rare Hospitality International *                      5,300         141

 Royal Caribbean Cruises                               2,000         87

 Starbucks *                                           3,200         146

 Station Casinos                                       900           44

 WMS Industries *                                      3,200         82

 Yum! Brands                                           2,300         94

                                                                     1,668

 Household Durables  0.5%
 Fortune Brands                                        3,275         243

 Maytag                                                2,200         40

 Newell Rubbermaid                                     4,400         88

 Whirlpool                                             1,300         78

                                                                     449

 Internet & Catalog Retail  0.6%
 eBay *                                                5,700         524

                                                                     524

 Leisure Equipment & Products  0.4%
 Brunswick                                             3,500         160

 Hasbro                                                6,700         126

 Mattel                                                1,400         26

                                                                     312

 Media  3.0%
 Comcast, Class A *                                    3,100         88

 Disney                                                2,000         45

 EchoStar Communications, Class A *                    5,500         171

 Gannett                                               2,750         230

 Liberty Media, Class A *                              19,000        166

 McGraw-Hill                                           1,500         120

 Meredith                                              600           31

 New York Times, Class A                               2,200         86

 News Corporation ADR                                  6,000         188

 Scripps, Class A                                      1,200         57

 Time Warner *                                         44,800        723

 Viacom, Class B                                       16,300        547

 Washington Post, Class B                              87            80

                                                                     2,532

 Multiline Retail  1.4%
 Dollar Tree Stores *                                  2,840         76

 Family Dollar Stores                                  7,270         197

 Kohl's *                                              6,800         328

 Target                                                13,660        618

                                                                     1,219

 Specialty Retail  2.4%
 Abercrombie & Fitch, Class A                          3,900         123

 Best Buy                                              3,150         171

 Christopher & Banks                                   4,500         72

 Home Depot                                            17,610        690

 Hot Topic *                                           7,800         133

 Lowes                                                 6,490         353

 O'Reilly Automotive *                                 1,690         65

 PETsMART                                              1,270         36

 Ross Stores                                           7,000         164

 Staples                                               3,490         104

 TJX                                                   5,500         121

                                                                     2,032

 Total Consumer Discretionary                                        9,318

 CONSUMER STAPLES  9.9%
 Beverages  2.4%
 Anheuser-Busch                                        4,475         224

 Coca-Cola                                             21,840        875

 Cott *                                                5,700         164

 PepsiCo                                               15,665        762

                                                                     2,025

 Food & Staples Retailing  2.8%
 CVS                                                   4,000         168

 Sysco                                                 5,700         170

 Wal-Mart                                              30,540        1,625

 Walgreen                                              10,400        373

                                                                     2,336

 Food Products  0.8%
 Campbell Soup                                         5,110         134

 General Mills                                         5,055         227

 Heinz                                                 1,365         49

 Hershey Foods                                         2,230         104

 Kellogg                                               3,390         145

                                                                     659

 Household Products  2.3%
 Clorox                                                2,735         146

 Colgate-Palmolive                                     4,085         185

 Kimberly-Clark                                        3,500         226

 Procter & Gamble                                      25,390        1,374

                                                                     1,931

 Personal Products  0.4%
 Gillette                                              8,150         340

                                                                     340

 Tobacco  1.2%
 Altria Group                                          21,710        1,021

                                                                     1,021

 Total Consumer Staples                                              8,312

 ENERGY  7.3%
 Energy Equipment & Services  1.3%
 Baker Hughes                                          3,720         163

 BJ Services                                           1,340         70

 FMC Technologies *                                    2,590         87

 Grant Prideco *                                       4,800         98

 Nabors Industries *                                   800           38

 Schlumberger                                          6,540         440

 Transocean *                                          5,740         205

                                                                     1,101

 Oil & Gas  6.0%
 Anadarko Petroleum                                    2,154         143

 ChevronTexaco                                         19,372        1,039

 ConocoPhillips                                        6,470         536

 Devon Energy                                          850           60

 EOG Resources                                         1,170         77

 ExxonMobil                                            55,228        2,669

 Murphy Oil                                            2,350         204

 Occidental Petroleum                                  1,630         91

 Total ADR                                             1,930         197

 Williams Companies                                    1,600         20

                                                                     5,036

 Total Energy                                                        6,137

 FINANCIALS  20.8%
 Capital Markets  3.5%
 AmeriTrade *                                          33,500        402

 Charles Schwab                                        13,400        123

 E*TRADE Financial *                                   13,600        155

 Federated Investors, Class B                          1,900         54

 Franklin Resources                                    2,800         156

 Goldman Sachs                                         4,100         382

 Investors Financial Services                          3,900         176

 Legg Mason                                            1,050         56

 Lehman Brothers                                       2,600         207

 Merrill Lynch                                         9,000         448

 Morgan Stanley                                        9,400         464

 State Street                                          8,500         363

                                                                     2,986

 Commercial Banks  5.1%
 Bank of America                                       25,396        1,100

 Comerica                                              14,100        837

 SunTrust                                              2,500         176

 U.S. Bancorp                                          42,200        1,220

 Wachovia                                              9,400         441

 Wells Fargo                                           8,100         483

                                                                     4,257

 Consumer Finance  0.9%
 American Express                                      10,200        525

 SLM Corporation                                       6,000         268

                                                                     793

 Diversified Financial Services  4.2%
 Citigroup                                             40,200        1,774

 J.P. Morgan Chase                                     38,056        1,512

 Moody's                                               1,400         102

 Principal Financial Group                             4,300         155

                                                                     3,543

 Insurance  5.2%
 AFLAC                                                 700           28

 Ambac                                                 1,100         88

 American International Group                          21,800        1,482

 Axis Capital Holdings                                 5,200         135

 Genworth Financial, Class A *                         6,300         147

 Hartford Financial Services                           3,500         217

 Marsh & McLennan                                      5,100         233

 Progressive Corporation                               1,700         144

 Prudential                                            5,600         263

 SAFECO                                                8,400         384

 St. Paul Companies                                    27,859        921

 UnumProvident                                         5,600         88

 XL Capital                                            3,300         244

                                                                     4,374

 Real Estate  0.4%
 Duke Realty, REIT                                     4,000         133

 Simon Property Group, REIT                            1,500         80

 United Dominion Realty Trust, REIT                    5,200         103

                                                                     316

 Thrifts & Mortgage Finance  1.5%
 Fannie Mae                                            6,500         412

 Freddie Mac                                           7,100         463

 MGIC Investment                                       4,100         273

 Radian                                                3,400         157

                                                                     1,305

 Total Financials                                                    17,574

 HEALTH CARE  12.3%
 Biotechnology  1.6%
 Amgen *                                               11,800        669

 Biogen Idec *                                         3,470         212

 Cephalon *                                            1,100         53

 Chiron *                                              1,300         57

 Genentech *                                           1,890         99

 Gilead Sciences *                                     5,380         201

 MedImmune *                                           2,060         49

                                                                     1,340

 Health Care Equipment & Supplies  2.2%
 Bausch & Lomb                                         400           27

 Baxter International                                  5,100         164

 Becton, Dickinson                                     2,000         103

 Biomet                                                2,500         117

 Boston Scientific *                                   7,200         286

 C R Bard                                              1,300         74

 Guidant                                               3,100         205

 Medtronic                                             9,300         483

 St. Jude Medical *                                    2,000         150

 Stryker                                               3,200         154

 Zimmer Holdings *                                     1,900         150

                                                                     1,913

 Health Care Providers & Services  1.8%
 AmerisourceBergen                                     1,200         64

 Anthem *                                              1,900         166

 Cardinal Health                                       4,200         184

 Caremark RX *                                         3,700         119

 HCA                                                   4,400         168

 Laboratory Corporation of America *                   3,300         144

 Medco *                                               1,342         42

 UnitedHealth Group                                    8,400         619

                                                                     1,506

 Pharmaceuticals  6.7%
 Abbott Laboratories                                   10,500        445

 Eli Lilly                                             9,900         595

 Forest Laboratories *                                 5,100         229

 Johnson & Johnson                                     24,400        1,375

 Merck                                                 16,800        554

 Pfizer                                                60,400        1,848

 Schering-Plough                                       5,200         99

 Watson Pharmaceuticals *                              1,700         50

 Wyeth                                                 12,200        456

                                                                     5,651

 Total Health Care                                                   10,410

 INDUSTRIALS & BUSINESS SERVICES  10.9%
 Aerospace & Defense  2.1%
 Boeing                                                5,200         268

 General Dynamics                                      1,300         133

 Honeywell International                               11,000        395

 Lockheed Martin                                       7,000         390

 Raytheon                                              2,600         99

 Rockwell Collins                                      5,100         189

 United Technologies                                   3,400         318

                                                                     1,792

 Air Freight & Logistics  0.9%
 UPS, Class B                                          10,300        782

                                                                     782

 Airlines  0.1%
 Southwest Airlines                                    7,100         97

                                                                     97

 Commercial Services & Supplies  0.7%
 Apollo Group, Class A *                               1,500         110

 Manpower                                              1,400         62

 Pitney Bowes                                          1,900         84

 Robert Half International                             2,240         58

 Waste Management                                      8,400         229

                                                                     543

 Industrial Conglomerates  5.2%
 GE                                                    104,700       3,516

 Roper Industries                                      1,600         92

 Tyco International                                    25,700        788

                                                                     4,396

 Machinery  1.4%
 Danaher                                               5,000         257

 Deere                                                 3,900         252

 Illinois Tool Works                                   3,900         363

 ITT Industries                                        700           56

 PACCAR                                                2,000         138

 Pall                                                  3,800         93

                                                                     1,159

 Road & Rail  0.5%
 CSX                                                   6,400         212

 Union Pacific                                         3,000         176

                                                                     388

 Total Industrials & Business Services                               9,157

 INFORMATION TECHNOLOGY  16.3%
 Communications Equipment  2.7%
 Andrew *                                              1,700         21

 Cisco Systems *                                       55,400        1,003

 Comverse Technology *                                 1,300         24

 Corning *                                             13,500        150

 JDS Uniphase *                                        6,400         22

 Juniper Networks *                                    3,400         80

 Lucent Technologies *                                 25,900        82

 Motorola                                              19,500        352

 QUALCOMM                                              13,000        507

                                                                     2,241

 Computers & Peripherals  3.4%
 Dell *                                                36,100        1,285

 Emulex *                                              4,800         55

 Gateway *                                             5,900         29

 Hewlett-Packard                                       16,800        315

 IBM                                                   10,400        892

 Lexmark International *                               1,700         143

 QLogic *                                              6,400         189

                                                                     2,908

 Electronic Equipment & Instruments  0.4%
 CDW                                                   3,000         174

 Digital Theater Systems *                             3,200         58

 Jabil Circuit *                                       5,800         134

                                                                     366

 Internet Software & Services  1.1%
 Google, Class A *                                     1,000         130

 IAC/InterActiveCorp *                                 13,900        306

 MatrixOne *                                           11,700        59

 Monster Worldwide *                                   2,050         50

 Yahoo! *                                              10,700        363

                                                                     908

 IT Services  1.4%
 Affiliated Computer Services, Class A *               4,500         251

 Automatic Data Processing                             9,100         376

 Checkfree *                                           1,600         44

 DST Systems *                                         4,350         193

 First Data                                            5,100         222

 Fiserv *                                              2,200         77

 1,163

 Semiconductor & Semiconductor Equipment  2.9%
 Analog Devices                                        5,400         209

 Applied Materials *                                   14,000        231

 Intel                                                 53,100        1,065

 KLA-Tencor *                                          2,990         124

 Linear Technology                                     4,200         152

 Maxim Integrated Products                             4,200         178

 Novellus Systems *                                    2,700         72

 Texas Instruments                                     11,500        245

 Xilinx                                                6,600         178

                                                                     2,454

 Software  4.4%
 Intuit *                                              3,500         159

 Mercury Interactive *                                 3,300         115

 Microsoft                                             86,300        2,386

 NetIQ *                                               9,700         104

 Oracle *                                              50,700        572

 Red Hat *                                             9,200         113

 Siebel Systems *                                      3,200         24

 VERITAS Software *                                    7,100         126

 Verity *                                              7,600         98

                                                                     3,697

 Total Information Technology                                        13,737

 MATERIALS  3.9%
 Chemicals  1.6%
 Agrium                                                7,800         139

 Cabot                                                 2,400         93

 Dow Chemical                                          9,835         444

 DuPont                                                4,200         180

 Ferro                                                 2,100         46

 Great Lakes Chemical                                  800           20

 IMC Global *                                          5,200         90

 Millennium Chemicals *                                4,700         100

 Minerals Technologies                                 600           35

 Potash Corp./Saskatchewan                             3,300         212

                                                                     1,359

 Metals & Mining  1.6%
 Alcoa                                                 7,300         245

 BHP Billiton (AUD)                                    16,900        176

 Freeport McMoRan Copper Gold                          1,500         61

 International Steel Group *                           2,800         94

 Newmont Mining                                        8,800         401

 Nucor                                                 4,100         374

                                                                     1,351

 Paper & Forest Products  0.7%
 Bowater                                               1,200         46

 International Paper                                   5,300         214

 MeadWestvaco                                          3,400         109

 Potlatch                                              2,300         108

 Weyerhaeuser                                          1,300         86

                                                                     563

 Total Materials                                                     3,273

 TELECOMMUNICATION SERVICES  3.8%
 Diversified Telecommunication Services  2.9%
 AT&T                                                  4,500         65

 SBC Communications                                    32,000        830

 Sprint                                                23,900        481

 Verizon Communications                                27,500        1,083

                                                                     2,459

 Wireless Telecommunication Services  0.9%
 Crown Castle International *                          5,800         86

 Nextel Communications, Class A *                      15,300        365

 Nextel Partners, Class A *                            6,700         111

 Spectrasite *                                         1,400         65

 Western Wireless, Class A *                           4,100         106

                                                                     733

 Total Telecommunication Services                                    3,192

 UTILITIES  2.9%
 Electric Utilities  2.2%
 American Electric Power                               3,100         99

 Edison International                                  3,900         104

 El Paso Electric *                                    4,300         69

 Entergy                                               2,300         140

 Exelon                                                5,800         213

 FirstEnergy                                           7,700         316

 PG&E *                                                5,400         164

 Pinnacle West Capital                                 2,800         116

 PPL                                                   4,200         198

 Southern Company                                      3,300         99

 Teco Energy                                           5,100         69

 TXU                                                   6,100         292

                                                                     1,879

 Gas Utilities  0.2%
 NiSource                                              6,100         128

                                                                     128

 Multi-Utilities & Unregulated Power  0.5%
 Constellation Energy Group                            1,900         76

 Duke Energy                                           14,600        334

 Dynegy, Class A *                                     10,400        52

                                                                     462

 Total Utilities                                                     2,469

 Total Common Stocks (Cost  $75,468)                                 83,579

 SHORT-TERM INVESTMENTS  1.0%
 Money Market Fund  0.9%
 T. Rowe Price Government
 Reserve Investment Fund,                               730,853       731
 1.62% #
                                                                      731

 U.S. Treasury Obligations  0.1%
 U.S. Treasury Bills, 1.588%, 11/12/04 ++              100,000       100

                                                                     100

 Total Short-Term Investments (Cost  $831)                           831

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open Futures
 (2) Contracts                                                       0

 Total Futures Contracts                                             0

 Total Investments in Securities
 100.1% of Net Assets (Cost $76,299)                   $             84,410


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
 ADR  American Depository Receipts
 AUD  Australian dollar
REIT  Real Estate Investment Trust

 (2) Open Futures Contracts at
September 30, 2004 were as follows:
 ($ 000s)
                                                   Contract  Unrealized
                                      Expiration   Value     Gain (Loss)
 Long, 13 S&P 500 MINI contracts,
 $100 par of 1.588% U.S. Treasury
 Bills pledged as initial margin       12/04       $725       $15
 Net payments (receipts) of variation
 margin to date                                               (15)
 Variation margin receivable
(payable) on open futures contracts                            $0


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Capital Opportunity Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $76,299,000. Net unrealized gain aggregated $8,126,000 at period-end, of which $12,582,000 related to appreciated investments and $4,456,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004